MAXIM SERIES FUND, INC.
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111



Dear Shareholder:

We are pleased to provide the report of the Maxim JPMorgan Growth & Income Portfolio (the "Portfolio") for the two-month period ended December 31, 2001. Please note that on December 31, 2001, the Board of Directors voted to change the Portfolio's fiscal year from October 31 to December 31. This is why you are receiving an additional shareholder report for the 2001 calendar year. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of performance and current holdings of the Portfolio can be found in the appropriate sections that follow. The next Maxim JPMorgan
Growth & Income Portfolio report you will receive will be a semi-annual report covering the six-month period ended June 30, 2002.

Financial Markets Overview
A synchronized global economic slowdown was the theme of 2001. The U.S. economy is currently in recession, as are economies around the world including Japan, Germany, Mexico, Malaysia, Singapore, and Taiwan. Argentina is in the midst of a financial crisis. Policy makers, both domestically and internationally, cut short rates through 2001 as growth slowed or contracted. In the U.S., the Federal Reserve Board cut short rates eleven times over the course of the year - from 6.50% to the current rate of 1.75%.

A very moderate upturn in U.S. economic growth is expected in the second half of 2002; foreign economies are expected to lag an U.S. economic turnaround by at least one quarter. Ultimately, very aggressive monetary and fiscal policy will provide support for the economy.

Domestically, the economy slowed from a real growth rate of 4.1% in 2000, to an expected real growth rate of 0.0% - 1.0% in 2001. Inventories were a significant drag on growth. Capital spending declined sharply, consumer spending was softer and the savings rate increased. Industrial production, both tech and ex-tech, was down significantly and manufacturing capacity utilization is currently below 75%. After suffering their worst decline since the 1930s, an upturn in corporate profits is anticipated in 2002 with a concurrent decline in default risk and continued improvement in corporate balance sheets. Growth expectations range from 2.0% - 3.0%.

The September 11, 2001 terrorist attacks precipitated a flight to quality into the U.S. Treasury market and a further slowing of the economy. Already fragile consumer confidence, business and investor confidence, dropped sharply and spending contracted in September. More recently however, confidence has stabilized and spending has resumed, though at a slower rate of growth. Manufacturing is showing incipient signs of recovery for the first time in over a year, and the service sector rebounded in November after its worst month on record in October. Inflation continues to ease at the producer and consumer levels, and wage growth is likely to slow significantly in 2002. The recovery will be an inventory led recovery.

The equity markets put in a bottom in September, though they were still down for the year. Interest rates across the curve established lows in early November and have been trading in a range since then. It is likely that yields will decline again as inflation slows further in the first part of the recovery, and then resume their upward bias.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

How the Portfolio performed
The Portfolio, which seeks capital appreciation and current income by investing all of its assets in the Growth & Income Portfolio (the "Master Portfolio"), fell 21.26% and rose 7.13% during the year ended October 31, 2001 and the two-month period ended December 31, 2001. This compares with losses of 25.32% for the Lipper Growth & Income Fund Index and 24.89% for the S&P 500 Index for the one-year period and gains of 7.75% for the Lipper Growth & Income Fund Index and 8.61% for the S&P 500 Index for the two-month period ended December 31, 2001.

How the Portfolio was managed
There was no escaping the broad-based decline in stocks over the past year. The Fed actions negatively impacted the Portfolio as greater than expected short-term rate cuts caused a rally in those stocks displaying classic low quality characteristics such as a weak balance sheet, and low return on capital. These lower quality companies had much to gain from falling rates. This backdrop was not favorable to the Master Portfolio, which invests in the stocks of high quality companies.

As the depth of domestic economic weakness became clearer, the market's preference for low quality assets diminished. Accordingly, through 2001, the Master Portfolio's relative performance improved. The terrorist attacks of September 11th caused a flight to quality, with the result that by the end of the period under review, `quality' was priced at a premium. Balance sheet strength, high profit margins, strong cash flow, and other hallmarks of quality were all sought after once again.

The Master Portfolio's performance was negatively impacted this year as a result of some of its investments in the financial sector. Going into the period under review, the Master Portfolio was overweighted in financial stocks with exposure to capital markets and asset management businesses. By contrast, it was underweighted in regional banks, which appeared to have lower growth businesses. When the extent of the drop off in information technology demand and financial assets became clear, the banks with capital markets and asset management businesses dropped most. Regional bank stock prices however performed well supported by the falling interest rate environment. The Master Portfolio holdings with substantial capital markets businesses included AIG, American Express, and Bank of New York - names that did not perform well. The Master Portfolio did not own Bank of America stock, which performed relatively well. One of the Master Portfolio's greatest successes was a result of its underweighting in information technology, which was the sector that dropped most in absolute terms. The Master Portfolio benefited both from the underweighting and from not owning specific stocks such as Gateway, Hewlett Packard, JDS Uniphase, and Nortel Networks. These stock prices declined between 60% and 90%.

Looking ahead
While the broad equity market is still not cheap, there are some attractive opportunities for long-term investment among large cap "value" companies. A number of these companies are trading at attractive valuations relative to bond yields, which the management team will look to invest in. Investor confidence and continued monetary support are crucial to building and maintaining a strong market.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Maxim JPMorgan Growth & Income Portfolio. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

    MAXIM JPMORGAN GROWTH & INCOME PORTFOLIO: GROWTH OF A $10,000 INVESTMENT
                                   (UNAUDITED)

The following graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim JPMorgan Growth & Income Portfolio, made at its inception, with the performance of the Lipper Growth and Income Fund Index and the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


-----------------------------------------------------------------
                    Maxim       S&P 500 Index(R) Lipper Growth
                    JPMorgan    Balance          & Income Fund
                    Growth &                     Index
                    Income                       Balance
                    Portfolio
                    Balance
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
12/21/94 to          $12,315.00     $12,935.00      $11,940.00
10/31/95
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
10/31/96             $14,779.00      $16,052.00     $14,533.00
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
10/31/97             $19,114.00      $21,206.00     $18,607.00
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
10/31/98             $20,907.00      $25,869.00     $20,429.00
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
10/31/99             $23,692.00      $32,510.00     $23,704.00
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
10/31/00             $25,898.00      $34,490.00     $25,349.00
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
10/31/01             $20,392.00      $25,905.00     $18,931.00
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
12/31/01             $21,846.00      $28,135.00     $20,398.00
-----------------------------------------------------------------

*1 Year Annualized Return:   -13.21%
*3 Year Annualized Return:    -1.77%
*5 Year Annualized Return:     7.12%
*Since Inception Annualized
Return:                       11.62%

* As of 12/31/01.



This report and the financial statements contained herein are submitted for the general information of the shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Maxim Series Fund, Inc., including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of Maxim Series Fund, Inc:

We have audited the accompanying statement of assets and liabilities of the Maxim JP Morgan Growth & Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2001, the related statements of operations for the period from November 1, 2001 to December 31, 2001 and the year ended October 31, 2001, the statements of changes in net assets for the period from November 1, 2001 to December 31, 2001 and for each of the two years in the period ended October 31, 2001, and the financial highlights for the period from November 1, 2001 to December 31, 2001 and for each of the five years in the period ended October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JP Morgan Growth & Income Fund of the Maxim Series Fund, Inc. as of December 31, 2001, the results of its operations for the period from November 1, 2001 to December 31, 2001 and for the year ended October 31, 2001, the changes in its net assets for the period from November 1, 2001 to December 31, 2001 and for each of the two years in the period ended October 31, 2001, and the financial highlights for the period from November 1, 2001 to December 31, 2001 and for each of the five years in the period ended October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche LLP
February 22, 2002

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                         MAXIM
                                                                                       JP MORGAN
                                                                                        GROWTH &
                                                                                         INCOME
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investment in Hub - Growth and Income Portfolio, at value (1)                $       92,599,292
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:
     Due to investment adviser                                                               378,757
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       92,220,535
                                                                                    =================
                                                                                    =================
                                                                                                   0
NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $        9,248,068
     Additional paid-in capital                                                           93,881,405
     Net unrealized depreciation on investments                                           (9,111,630)
     Undistributed net investment income                                                      17,009
     Accumulated net realized loss on investments                                         (1,814,317)
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       92,220,535
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $           0.9972
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                          92,480,683

(1)  Cost of investments in securities:                                           $      101,710,922

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 1, 2001 TO DECEMBER 31, 2001 AND YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                          MAXIM JP MORGAN
                                                                          GROWTH & INCOME
                                                                             PORTFOLIO
                                                                -------------------------------------
                                                                -------------------------------------
                                                                  PERIOD FROM
                                                                  NOVEMBER 1, 2001     YEAR ENDED
                                                                  TO DECEMBER 31,      OCTOBER 31,
                                                                      2001                2001
                                                                -----------------    ----------------
                                                                -----------------    ----------------
INVESTMENT INCOME:
     Investment income allocated from Hub portfolio           $          291,007 $         1,900,844
     Expenses allocated from Hub portfolio                               (70,726)           (467,887)
                                                                -----------------    ----------------
                                                                -----------------    ----------------

     Total income                                                        220,281           1,432,957
                                                                -----------------    ----------------
                                                                -----------------    ----------------

EXPENSES:
     Advisory fees                                                        80,279             531,360
                                                                -----------------    ----------------
                                                                -----------------    ----------------

NET INVESTMENT INCOME                                                    140,002             901,597
                                                                -----------------    ----------------
                                                                -----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments allocated                 1,010,250            (645,764)
        from Hub portfolio
     Change in net unrealized depreciation on investments
     allocated from Hub portfolio                                      4,980,467         (23,830,174)
                                                                -----------------    ----------------
                                                                -----------------    ----------------

     Net realized and unrealized gain (loss) on investments            5,990,717         (24,475,938)
                                                                -----------------    ----------------
                                                                -----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                               $        6,130,719 $       (23,574,341)
                                                                =================    ================
                                                                =================    ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 1, 2001 TO DECEMBER 31, 2001 AND THE YEARS ENDED OCTOBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                                                                        MAXIM JP MORGAN GROWTH &
                                                                            INCOME PORTFOLIO
                                                            -----------------------------------------------
                                                            -----------------------------------------------
                                                            PERIOD FROM
                                                            NOVEMBER 1, 2001
                                                            TO DECEMBER 31,     YEARS ENDED OCTOBER 31,
                                                                             ------------------------------
                                                                             ------------------------------
                                                                2001             2001            2000
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                $      140,002   $      901,597  $       605,149
     Net realized gain (loss) on investments allocated         1,010,250         (645,764)      15,725,736
        from Hub portfolio
     Change in net unrealized appreciation (depreciation)
     on investments allocated from Hub portfolio               4,980,467      (23,830,174)      (6,112,914)
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

     Net increase (decrease) in net assets resulting           6,130,719      (23,574,341)      10,217,971
        from operations
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                 (157,603)        (960,533)        (569,882)
     From net realized gains                                           0      (17,940,283)     (26,557,614)
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

     Total distributions                                        (157,603)     (18,900,816)     (27,127,496)
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                         1,293,034       22,032,878       39,954,734
     Reinvestment of distributions                               157,603       18,900,816       27,127,496
     Redemptions of shares                                    (1,337,009)     (25,955,218)     (62,520,334)
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

     Net increase in net assets resulting from                   113,628       14,978,476        4,561,896
        share transactions
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

     Total increase (decrease) in net assets                   6,086,744      (27,496,681)     (12,347,629)

NET ASSETS:
     Beginning of period                                      86,133,791      113,630,472      125,978,101
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

     End of period  (1)                                   $   92,220,535   $   86,133,791  $   113,630,472
                                                            =============    =============   ==============
                                                            =============    =============   ==============
                                                                       0                0
OTHER INFORMATION:

SHARES:
     Sold                                                      1,316,963       18,996,584       28,022,224
     Issued in reinvestment of distributions                     163,039       16,755,192       20,054,693
     Redeemed                                                 (1,372,215)     (22,317,159)     (43,804,981)
                                                            -------------    -------------   --------------
                                                            -------------    -------------   --------------

     Net increase                                                107,787       13,434,617        4,271,936
                                                            =============    =============   ==============
                                                            =============    =============   ==============

(1) Including undistributed net investment income         $       17,009   $       29,287  $        88,223

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JP MORGAN GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period ended
December 31, 2001 and the years ended October 31, 2001, 2000, 1999, 1998 and
1997 are as follows:

                                                                      Period From
                                                                    November 1, 2001
                                                         to December 31,Year Ended October 31,
                                              --------------------------------------------------------------
                                              --------------------------------------------------------------
                                  2001          2001         2000         1999         1998         1997
                               ------------   ----------  -----------  -----------  -----------  -----------
                               ------------   ----------  -----------  -----------  -----------  -----------


Net Asset Value, Beginning   $      0.9325  $    1.4395 $     1.6872 $     1.5958 $     1.6590 $     1.3957
   of Period

Income from Investment Operations

Net investment income               0.0016       0.0096       0.0072       0.0114       0.0113       0.0158
Net realized and unrealized gain    0.0648      (0.2757)      0.1219       0.1938       0.1351       0.3677
   (loss)
                               ------------   ----------  -----------  -----------  -----------  -----------
                               ------------   ----------  -----------  -----------  -----------  -----------

Total Income (Loss) From
Investment Operations               0.0664      (0.2661)      0.1291       0.2052       0.1464       0.3835
                               ------------   ----------  -----------  -----------  -----------  -----------
                               ------------   ----------  -----------  -----------  -----------  -----------

Less Distributions

From net investment income         (0.0017)     (0.0104)     (0.0068)     (0.0118)     (0.0103)     (0.0162)
From net realized gains             0.0000      (0.2305)     (0.3700)     (0.1020)     (0.1993)     (0.1040)
                               ------------   ----------  -----------  -----------  -----------  -----------
                               ------------   ----------  -----------  -----------  -----------  -----------

Total Distributions                (0.0017)     (0.2409)     (0.3768)     (0.1138)     (0.2096)     (0.1202)
                               ------------   ----------  -----------  -----------  -----------  -----------
                               ------------   ----------  -----------  -----------  -----------  -----------

Net Asset Value, End         $      0.9972  $    0.9325 $     1.4395 $     1.6872 $     1.5958 $     1.6590
   of Period
                               ============   ==========  ===========  ===========  ===========  ===========
                               ============   ==========  ===========  ===========  ===========  ===========
                                    0.0000       0.0000

Total Return                         7.13% o    (21.26%)       9.31%       13.13%        9.38%       29.33%

Net Assets, End of Period    $  92,220,535  $ 86,133,791$ 113,630,472$ 125,978,101$ 161,166,617$ 135,053,616

Ratio of Expenses to
Average Net Assets                   1.00%  *     1.00%        1.00%        1.00%        1.00%        1.00%

Ratio of Net Investment Income to
Average Net Assets                   0.92%  *     0.90%        0.52%        0.66%        0.69%        1.08%


o Based on operations for the period shown and, accordingly, are not representative of a full year.

 * Annualized


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Interests in the JP Morgan Growth & Income Portfolio (the Portfolio) are represented by a separate class of beneficial interest of the Fund. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

      On December 31, 2001, the Board of Directors approved an agreement to change the Portfolio's year-end from October 31 to December 31.

      The Portfolio seeks to achieve its investment objective through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio managed by JP Morgan, a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the 1940 Act, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Federal Income Taxes

     For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. For the period ended December 31, 2001, the Portfolio reclassified $5,323 from accumulated net realized loss on investments to undistributed net income.

2.    INVESTMENT ADVISORY AGREEMENT

      The Portfolio has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Portfolio, the investment adviser receives monthly compensation at the annual rate of 0.53% of the average daily net assets of the Portfolio.

3.      INVESTMENT TRANSACTIONS

      The Portfolio's percentage interest in the Hub portfolio was 5.82% at December 31, 2001. Purchases and sales of interests in the Hub portfolio were $2,925,748 and $3,953,394, respectively, for the period from November 1, 2001 to December 31, 2001.

                           GROWTH AND INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

As of December 31, 2001
(Amounts in Thousands)

Shares                       Issuer                                  Value
----------------------------------------------------------------------------
        Long Term Investments - 95.8%
----------------------------------------------------------------------------
                        Common Stocks-- 95.8%
                        Aerospace-- 0.9%
         387            Boeing Co.                                     $ 15,008

                        Automotive-- 2.4%
        1,601           Ford Motor Co.                                   25,167
         282            General Motors Corp.                             13,720
                                                                         ------
                                                                         38,887
                        Banking-- 4.7%
         274            Bank of America Corp.                            17,248
         383            Bank of New York Co., Inc.                       15,626
         975            Wells Fargo & Co.                                42,364
                                                                         ------
                                                                         75,238
                        Chemicals-- 1.8%
         346            Dow Chemical Co.                                 11,685
         383            E.I. DuPont de Nemours Co.                       16,294

                        Computer Software-- 1.2%
         564            Computer Associates International, Inc.          19,452

                        Computers/Computer Hardware-- 1.1%
         200            Hewlett-Packard Co.                               4,108
         106            International Business Machines Corp.            12,822
                                                                         ------
                                                                         16,930

                        Consumer Products-- 3.5%
         978            Philip Morris Companies, Inc.                    44,828
         146            Procter & Gamble Co.                             11,553
                                                                         ------
                                                                         56,381

                        Diversified-- 4.1%
         800            General Electric Co.                             32,076
         574            Tyco International LTD (Bermuda)                 33,809
                                                                         ------
                                                                         65,885

                    Electronics/Electrical Equipment -- 0.5%
         140            Emerson Electric Co.                              7,994

                        Financial Services-- 14.1%
         638            American Express Co.                             22,770
        1,961           Citigroup, Inc.                                  99,006
         313            Fannie Mae                                       24,907
         560            Merrill Lynch & Co., Inc.                        29,187
         671            Morgan Stanley Dean Witter & Co.                 37,513
         189            State Street Corp.                                9,865
                                                                          -----
                                                                        223,248




                        Food/Beverage Products-- 4.5%
         500            Anheuser-Busch Companies, Inc.                   22,605
         390            PepsiCo, Inc.                                    18,989
         678            Sysco Corp.                                      17,777
         200            Unilever NV, N.Y. Registered Shares              11,522
                                                                         ------
                        (Netherlands)
                                                                         70,893

        Shares                               Issuer                       Value
                        Long-Term Investments - Continued

         473            American International Group, Inc.             $ 37,591
         264            Marsh & McLennan Companies, Inc.                 28,335
                                                                         ------
                                                                         65,926

                    Machinery & Engineering Equipment -- 2.8%
         600            Caterpillar, Inc.                                31,350
         375            Dover Corp.                                      13,901
                                                                         ------
                                                                         45,251

                        Manufacturing-- 0.8%
         353            Honeywell International, Inc.                    11,938

                        Metals/Mining-- 0.9%
         419            Alcoa, Inc.                                      14,903

                        Multi-Media-- 4.2%
         344            AOL Time Warner, Inc. *                          11,042
        1,013           The Walt Disney Co.                              20,989
         771            Viacom, Inc., Class B *                          34,048
                                                                         ------
                                                                         66,079

                        Oil & Gas-- 15.5%
         603            ChevronTexaco Corp.                              54,024
        2,567           Exxon Mobil Corp.                               100,871
         258            GlobalSantaFe Corp.                               7,358
         450            Halliburton Co.                                   5,895
         200            Noble Drilling Corp. *                            6,808
        1,077           Royal Dutch Petroleum Co., N.Y.
                        Registered Shares (Netherlands)                  52,814
         303            Schlumberger LTD                                 16,650
                                                                         ------
                                                                        244,420

                        Paper/Forest Products-- 3.3%
         470            International Paper Co.                          18,982
         308            Weyerhaeuser Co.                                 16,657
         335            Willamette Industries, Inc.                      17,460
                                                                         ------
                                                                         53,099

                        Pharmaceuticals-- 4.3%
         436            Abbott Laboratories                              24,307
         256            American Home Products Corp.                     15,708
         333            Pfizer, Inc.                                     13,270
         343            Pharmacia Corp.                                  14,613
                                                                         ------
                                                                         67,898




                        Restaurants/Food Services-- 0.6%
         340            McDonald's Corp.                                  9,000

                        Retailing-- 3.7%
         620            Limited, Inc.                                     9,126
         360            May Department Stores Co.                        13,313
         868            Target Corp.                                     35,632
                                                                         ------
                                                                         58,071

        Shares                               Issuer                       Value
                        Long-Term Investments - Continued

         394            Altera Corp. *                                  $ 8,361
         432            Applied Materials, Inc. *                        17,322
         350            Intel Corp.                                      11,008
         591            Texas Instruments, Inc.                          16,548
                                                                         ------
                                                                         53,239

                        Telecommunications-- 9.5%
         719            AT&T Corp.                                       13,045
         231            AT&T Wireless Services, Inc. *                    3,325
        1,109           BellSouth Corp.                                  42,308
         786            SBC Communications, Inc.                         30,780
        1,291           Verizon Communications, Inc.                     61,291
                                                                         ------
                                                                        150,749

                        Telecommunications Equipment-- 1.1%
        1,054           Motorola, Inc.                                   15,831
         297            Nortel Networks Corp. (Canada)                    2,228
                                                                          -----
                                                                         18,059

                        Utilities-- 2.9%
         202            Dominion Resources, Inc.                         12,140
         568            Duke Energy Corp.                                22,300
         260            TXU Corp.                                        12,259
                                                                         ------
                                                                         46,699

                        Total Long-Term Investments                   1,523,226
                        (Cost $1,457,225)

                        Short-Term Investment -- 4.2%

                        Money Market Fund -- 4.2%
        66,275          JPMorgan Prime Money Market Fund (a)             66,275
                        (Cost $66,275)
                        Total Investments-- 100.0%                   $1,589,501
                        (Cost $1,523,500)
INDEX:
*       -      Non-income producing security.
(a)     -      Affiliated Money Market Fund registered under the
               Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.

(Amounts in Thousands)

ASSETS:
  Investment securities, at value                                        $1,589,501
  Cash                                                                            1
  Receivables:
    Dividends and interest                                                    1,379
    Due from Advisor                                                             11
       Total Assets                                                       1,590,892

LIABILITIES:
  Accrued liabilities:
    Investment advisory fees                                                    538
    Administration fees                                                          67
    Trustees' fees                                                              249
    Other                                                                        78
        Total Liabilities                                                       932

NET ASSETS APPLICABLE TO INVESTORS'
BENEFICIAL INTERESTS                                                     $1,589,960
Cost of investments                                                      $1,523,500

                           GROWTH AND INCOME PORTFOLIO
                             Statement of Operations
                            For the periods indicated

(Amounts in Thousands)

                                                                             11/01/01       Year
                                                                              Through      Ended
                                                                             12/31/01     10/31/01
INVESTMENT INCOME:
  Dividends                                                                 $ 4,891        $ 31,351
  Interest--                                                             ---                  4,174
  Dividend income from affiliated investments*                                  213              53
  Foreign taxes withheld                                                      (23)            (260)
                                                                              -----           -----
   Total investment income                                                    5,081          35,318
EXPENSES:
  Investment advisory fees                                                    1,060           7,466
  Administration fees                                                           133             933
  Custodian fees                                                                 13              93
  Accounting fees                                                                 7              47
  Professional fees                                                               4              34
  Trustees' fees                                                                  1             162
  Other                                                                          15              77
                                                                                ---              --
    Total expenses                                                            1,233           8,812
  Less expense reimbursements                                                                   128
    Net expenses                                                              1,233           8,684
      Net investment income                                                   3,848          26,634
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions                          17,644        (10,366)
Change in net unrealized appreciation/depreciation on                        87,293       (441,285)
investments
Net realized and unrealized gain (loss) on investment                       104,937       (451,651)
transactions
Net increase (decrease) in net assets from operations                      $108,785      $(425,017)

* Includes reimbursements of investment advisory, administrative
and
  shareholder servicing fees:                                       $            16      $        3

                           GROWTH AND INCOME PORTFOLIO
                              Statement of Changes
                            For the periods indicated

(Amounts in Thousands)

                                                              11/01/01         Year        Year
                                                              Through         Ended       Ended
                                                              12/31/01       10/31/01    10/31/00
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
  Net investment income                                       $ 3,848        $ 26,634     $ 25,025
  Net realized gain (loss) on investments                      17,644        (10,366)      322,821
  transactions
  Change in net unrealized
  appreciation/depreciation
  of investments                                               87,293       (441,285)    (123,018)
    Increase (decrease) in net assets
    from operations                                           108,785       (425,017)      224,828
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST
  Contributions                                                26,774         206,437      147,832
  Withdrawals                                                (64,930)       (469,439)    (789,064)
    Net decrease from transactions in
    investors' beneficial interest                           (38,156)       (263,002)    (641,232)
      Total increase (decrease) in net                         70,629       (688,019)    (416,404)
      assets
NET ASSETS:
Beginning of period                                         1,519,331       2,207,350    2,623,754
End of period                                              $1,589,960      $1,519,331   $2,207,350

                           GROWTH AND INCOME PORTFOLIO
                          Notes to Financial Statements

1. Organization and Significant Accounting Policies
Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio. The GIP commenced operations on November 19, 1993.

The following is a summary of significant accounting policies followed by the
Portfolio:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and ask quotations. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. Repurchase Agreements -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

C. Futures Contracts -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolio to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of December 31, 2001, the Portfolio had no outstanding futures contracts.

D. Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

E. Federal Income Taxes -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

F. Expenses-- Expenses directly attributable to the Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee-- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc.,) acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. ("JPMC"). As investment adviser, JPMFAM supervises the investments of the Portfolio and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to the Portfolio's investment in an affiliated money market fund.

B. Administration Fee -- Pursuant to an Administration Agreement, JPMorgan Chase Bank ("JPMCB" or "Administrator"), also a direct wholly-owned subsidiary of JPMC, provides certain administration services to the Portfolio. In consideration of these services the Administrator receives from the Portfolio a fee computed at the annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. Custodian Fees -- JPMCB, as Custodian, provides safekeeping services for the Portfolio's securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by the Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations.

3. Investment Transactions
For the period from November 1, 2001 to December 31, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

------------------------------------------------- ------------------------------
                                                               GIP
------------------------------------------------- ------------------------------
------------------------------------------------- ------------------------------
Purchases (excluding U.S. Government)                                      $ ---
------------------------------------------------- ------------------------------
------------------------------------------------- ------------------------------
Sales (excluding U.S. Government)                                         67,881
------------------------------------------------- ------------------------------


4. Federal Income Tax Matters
At December 31, 2001, the net unrealized appreciation from investments (based on cost for federal income tax purposes) was $64,009 (in thousands). The difference between book and tax unrealized appreciation and depreciation is primarily due to wash sale loss deferrals. The affect on each feeder fund will depend on the portions of the master held by each feeder at the time of their reversal.

------------------------------------------------- ------------------------------
                                                  GIP
------------------------------------------------- ------------------------------
------------------------------------------------- ------------------------------
Aggregate cost                                    $1,525,491
------------------------------------------------- ------------------------------
------------------------------------------------- ------------------------------
Gross unrealized appreciation                     226,024
------------------------------------------------- ------------------------------
------------------------------------------------- ------------------------------
Gross unrealized depreciation                     (162,015)
------------------------------------------------- ------------------------------
------------------------------------------------- ------------------------------
Net unrealized depreciation                       $   64,009
------------------------------------------------- ------------------------------

5. Concentrations
As of December 31, 2001, GIP invested 18.8% of its portfolio in securities issued by financial companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

As of December 31, 2001, GIP invested 15.5% of its portfolio in securities issued by energy sector institutions including oil and gas companies.

6. Bank Borrowings
The Portfolio may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolio has entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. This agreement will expire on April 4, 2002.

The Portfolio had no borrowings outstanding at December 31, 2001, nor at any point during the year then ended.

7. Corporate Event
On November 10, 2001, The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York merged to form JPMorgan Chase Bank.


                               Supplementary Data


----------------------------- -------- -------- --------- ------------ -------- ---------
                              11/1/01                        Years
                              Through                       Ended:
                              12/31/01 10/31/01 10/31/00               10/31/98 10/31/97
                                                           10/31/99
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Ratios to Average Net Assets
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Expenses                       0.46%    0.47%    0.47%       0.47%      0.47%    0.47%
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Net Investment Income          1.45%    1.43%    1.05%       1.20%      1.21%    1.61%
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Expenses without               0.46%    0.48%    0.47%       0.47%      0.47%    0.47%
Reimbursements
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Net Investment Income          1.45%    1.42%    1.05%       1.20%      1.21%    1.61%
without Reimbursements
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Portfolio Turnover              0%       12%      30%        125%       113%      62%
----------------------------- -------- -------- --------- ------------ -------- ---------
----------------------------- -------- -------- --------- ------------ -------- ---------
Total Return                   7.1%    (18.7%)    9.1%       14.1%      8.7%     30.7%
----------------------------- -------- -------- --------- ------------ -------- ---------

The Portfolio changed its fiscal year end from October 31 to December 31.

                           GROWTH AND INCOME PORTFOLIO
                        Report of Independent Accountants

To the Trustees and Beneficial Unit Holders of Growth and Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at December 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 22, 2002

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Maxim Series Fund, Inc. (the "Fund") is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

   Name,      Position(s)    Principal Occupation(s) during Past 5    Number of       Other
address and    Held with                     Years                    Portfolios  Directorships
    age        Fund, Term                                             in Fund        Held by
               of Office                                              Complex        Director
               (Length of                                             Overseen
              Time Served)                                            by
                                                                      Director
------------- ------------- ----------------------------------------- ----------- ---------------
-------------------------------------------------------------------------------------------------
Independent Directors
-------------------------------------------------------------------------------------------------
------------- ------------- ----------------------------------------- ----------- ---------------
Rex             Director    President Emeritus, Denver Metro              43      Trustee,
Jennings                    Chamber of Commerce                                   Orchard
(76)           March 22,                                                          Series Fund,
                1988, to                                                           Committee
                present                                                           Member,
                                                                                  Great-West
                                                                                  Variable
                                                                                  Annuity
                                                                                  Account A
------------- ------------- ----------------------------------------- ----------- ---------------
------------- ------------- ----------------------------------------- ----------- ---------------
Richard P.      Director    Retired Educator                              43      Trustee,
Koeppe (69)                                                                       Orchard
               April 30,                                                          Series Fund,
                1987, to                                                           Committee
                present                                                           Member,
                                                                                  Great-West
                                                                                  Variable
                                                                                  Annuity
                                                                                  Account A
------------- ------------- ----------------------------------------- ----------- ---------------
------------- ------------- ----------------------------------------- ----------- ---------------
Sanford         Director    Attorney, Firm of Zisman, Ingraham and        43      Trustee,
Zisman (61)                 Daniel, P.C.                                          Orchard
               March 19,                                                          Series Fund,
                1982, to                                                           Committee
                present                                                           Member,
                                                                                  Great-West
                                                                                  Variable
                                                                                  Annuity
                                                                                  Account A;
                                                                                  Jones
                                                                                  Intercable,
                                                                                  Inc.
------------- ------------- ----------------------------------------- ----------- ---------------
-------------------------------------------------------------------------------------------------
Interested Directors
and Officers of the Fund
-------------------------------------------------------------------------------------------------
*William T.     Director    President and Chief Executive Officer         43      Trustee,
McCallum          and       of Great-West Life & Annuity Insurance                Orchard
(59)           President    Company; President and Chief Executive                Series Fund,
                            Officer, United States Operations, The                Committee
                June 1,     Great-West Life Assurance Company (1990               Member,
                2000, to    to present); Co-President and Chief                   Great-West
                present     Executive Officer of Great-West Lifeco                Variable
                            Inc.; President and Chief Executive                   Annuity
                            Officer of GWL&A Financial Inc.;                      Account A;
                            President and Chief Executive Officer                 Director,
                            of First Great-West Life & Annuity                    Great-West
                            Insurance Company                                     Lifeco Inc.
------------- ------------- ----------------------------------------- ----------- ---------------

------------- ------------- ----------------------------------------- ----------- ---------------
*Mitchell       Director    Executive Vice President and Chief            43      Trustee,
T.G. Graye                  Financial Officer of Great-West Life &                Orchard
(46)            June 1,     Annuity Insurance Company; Executive                  Series Fund,
                2000, to    Vice President and Chief Financial                    Committee
                present     officer, United States Operations, The                Member,
                            Great-West Life Assurance Company;                    Great-West
                            Executive Vice President and Chief                    Variable
                            Operating Officer, One Benefits, Inc.;                Annuity
                            Executive Vice President and Chief                    Account A
                            Financial Officer of GWL&A Financial
                            Inc.; Manager and President, GW Capital
                            Management,LLC; Director and Executive Vice
                            President, Orchard Trust Company
------------- ------------- ----------------------------------------- ----------- ---------------
------------- ------------- ----------------------------------------- ----------- ---------------
*Graham        Treasurer    Vice President, Corporate Finance and         43           None
McDonald                    Investment Operations; Treasurer,
(55)            November    GW Capital Management, LLC,
              29, 2001, to  Orchard Series Fund and Great-West
                present     Variable Annuity Account A; Director
                            and President, Greenwood Investments,
                            LLC
------------- ------------- ----------------------------------------- ----------- ---------------
------------- ------------- ----------------------------------------- ----------- ---------------
*Beverly A.   Secretary     Vice President and Counsel, U.S.              43           None
Byrne (46)                  Operations, The Great-West Life
              April 19,     Assurance Company and Orchard Trust
              1997, to      Company; Vice President, Counsel and
              present       Associate Secretary, Great-West Life &
                            Annuity Insurance Company, GWL&A
                            Financial Inc., First Great-West Life &
                            Annuity Insurance Company; Vice
                            President, Counsel and Secretary,
                            Financial Administrative Services
                            Corporation; Secretary, GW Capital Management, LLC,
                            One Orchard Equities, Inc. ("One Orchard"),
                            Greenwood Investments, LLC,
                            BenefitsCorp Equities, Inc.,
                            BenefitsCorp, Inc., Advised Assets
                            Group, LLC, Great-West Variable Annuity
                            Account A, and Orchard Series Fund.
------------- ------------- ----------------------------------------- ----------- ---------------

* Refers to a director or officer who is an "interested person" of the Fund (as defined in the 1940 Act) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Additional information about the Fund and its directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

    Maxim JPMorgan Growth & Income Portfolio Special Meeting of Shareholders
                                  (UNAUDITED)


A Special Meeting of Shareholders was held on July 2, 2001 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. Approval of the adoption of an amended fundamental investment restriction regarding loans for the Growth & Income Portfolio. The votes cast in this matter were:

        For           74,765,112.38
        Against        2,769,078.24
        Abstain       14,768,417.26

2. Approval of the adoption of a corresponding amended fundamental investment restriction regarding loans for the Maxim JPMorgan Growth & Income Portfolio. The votes cast in this matter were:

        For           74,765,112.38
        Against        2,769,078.24
        Abstain       14,768,417.26

3. Approval of the election of eight Trustees of the Growth & Income Portfolio. The shareholders approved the election of each Trustee. The number of votes cast in this matter were:


                                    FOR                   AGAINST     ABSTAIN
--------------------------------------------------------------------------------
William J. Armstrong                92,302,607.88         None          None
Roland R. Eppley                    92,302,607.88         None          None
Ann Maynard Gray                    92,302,607.88         None          None
Matthew Healey                      92,302,607.88         None          None
Fergus Reid, III                    90,456,555.72         1,846,052.16  None
James J. Schonbachler               92,302,607.88         None          None
Leonard M. Spalding, Jr.            92,302,607.88         None          None
H. Richard Vartabedian              92,302,607.88         None          None